Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) - ARS ($)					12 Months Ended
	Dec. 31, 2022	Aug. 13, 2021	Jun. 19, 2020	Nov. 09, 2018	Dec. 31, 2023	Dec. 31, 2022
Disclosure of additional information [line items]
Instruments held in custody	$ 20,428,870,452,000				$ 34,652,716,019,000	$ 20,428,870,452,000
Percentage of regulatory capital					2.50%
Percentage of individual computable regulatory capital					1.00%
Summary Proceeding No. 1570
Disclosure of additional information [line items]
Penalties applied		$ 1,680,000
Summary Proceeding No. 1544
Disclosure of additional information [line items]
Penalties applied				$ 747.50
Banco Galicia And Eight Directors | UIF Proceedings - Docket 867/13
Disclosure of additional information [line items]
Penalties applied			$ 440,000
One Director | Summary Proceeding No. 1544
Disclosure of additional information [line items]
Penalties applied				172.50
Two Directors, General Manager, and Manager | Summary Proceeding No. 1544
Disclosure of additional information [line items]
Penalties applied				$ 143.75
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount					$ 887,420,000
Minimum required shareholders offsetting entry					443,710,000
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount					439,366,000
Minimum required shareholders offsetting entry					219,683,000
Treasury bills, fair value					1,524,557,000
Galicia administradora de fondos S.A.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry					527,781,000
Minimum equity requirement act as agent					1,055,562,000
Galicia administradora de fondos S.A. | Fima Premium Class C Shares
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry					$ 596,111,000
Minimum offsetting entry shares					6,000,000
Galicia Securities S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount					$ 22,824,653,000
Minimum required shareholders offsetting entry					219,683,000
Minimum equity requirement act as agent					$ 152,730,000
Required shareholders equity shares					470,350,000
Minimum required equity act as agent off setting entry					$ 76,365,000
Required government securities amount					300,646,000
INVIU S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount					15,622,327,000
Minimum required shareholders offsetting entry					219,683,000
Minimum equity requirement act as agent					$ 152,730,000
Required shareholders equity shares					470,350,000
Minimum required equity act as agent off setting entry					$ 76,365,000
Offsetting entry					616,981,000
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of additional information [line items]
Instruments held in custody	4,863,400,530,000				$ 7,022,958,148,000	$ 4,863,400,530,000
Securities held in custody in units					83,582,052,338	42,336,393,400
Banco Galicia
Disclosure of additional information [line items]
Legal reserve					20.00%
Percentage of profit shown in income statement					20.00%
Grupo Financiero Galicia S.A.
Disclosure of additional information [line items]
Percentage of net income transferred					5.00%
Legal reserve					20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement					3.50%
Percentage of accumulated income					20.00%
Profit loss recorded in equity					$ 336,243,903,000
Percentage of constitution to Legal Reserve					5.00%
Payment of a cash dividend					$ 131,027,612,000
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Dividend rate					25.00%
Minimum capital requirement	$ 104,293,726,000				$ 300,000,000